Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2014
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2014 and 2013 were ¥3 million and ¥54 million, respectively.

Long-term debt consisted of the following:

	December 31
	2014	2013
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2024; bearing weighted average interest of 2.79% and 1.15% at December 31, 2014 and 2013, respectively	¥145	¥211
Capital lease obligations	2,018	2,482

	2,163	2,693
Less current portion	(1,015)	(1,245)

	¥1,148	¥1,448

The aggregate annual maturities of long-term debt outstanding at December 31, 2014 were as follows:

(Millions of yen)
Year ending December 31:
2015	¥1,015
2016	519
2017	349
2018	200
2019	75
Thereafter	5

¥2,163

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.